Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 15,633	$ 389,651
Accounts receivable	670,251	914,092
Deposit for intangible asset	2,476,159
Prepayments, deposits paid and other receivables	1,884,709	964,762
Total current assets	5,046,752	2,268,505
Property, plant and equipment, net	524,248	90,322
Intangible assets, net	213,191	255,962
Deferred tax assets	40,495
Total non-current assets	777,934	346,284
Total assets	5,824,686	2,614,789
Current liabilities
Accrued expenses and other payables	103,680	185,697
Current income tax payable	102,155	303,687
Total current liabilities	448,092	489,384
Non-current liabilities
Deferred tax liabilities		43,262
Total liabilities	448,092	532,646
Commitments and contingencies
Shareholders’ equity
Ordinary Shares, $0.00004 par value; 1,250,000,000 shares authorized, 26,660,000 (2024: 25,000,000) shares issued and outstanding	1,066	1,000
Additional paid-in capital	4,377,576	407,056
Amount due from immediate holding company		(50,000)
Retained earnings	999,360	1,724,087
Accumulated other comprehensive loss	(1,408)
Total shareholders’ equity	5,376,594	2,082,143
Total liabilities and equity	5,824,686	2,614,789
Related Party [Member]
Current liabilities
Amount due to a related party	$ 242,257